Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets [Abstract]
Repayments and other current assets	¥ 5,662	¥ 11,395	¥ 1,194